Related Party Transactions and Balances - Additional Information - Randgrid Shuttle Tanker (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Randgrid shuttle tanker [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 13.8